Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares		Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares		Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares
Earnings per share [line items]
Profit for the year attributable to equity holders of the Company | $		$ 1,875			$ 1,603			$ 1,224
Weighted average number of shares for basic earnings per share		8,078,946			8,072,709			8,070,042
Dilutive effect of share options and restricted share units on number of ordinary shares		7,328			4,544			1,609
Weighted average number of shares for diluted earnings per share		8,086,274			8,077,253			8,071,651
Earnings per share, basic | (per share)		$ 0.2321	$ 1.8175	[1]	$ 0.1986	$ 1.5522	[1]	$ 0.1517	$ 1.1765	[1]
Earnings per share, diluted | (per share)		$ 0.2319	$ 1.8159	[1]	$ 0.1985	$ 1.5514	[1]	$ 0.1517	$ 1.1765	[1]
Hong Kong, Dollars
Earnings per share [line items]
Exchange rate for translation	[1]	7.8306	7.8306		7.8157	7.8157		7.7555	7.7555

[1]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2018, 2017 and 2016 of US$1.00 to HK$7.8306, US$1.00 to HK$7.8157 and US$1.00 to HK$7.7555, respectively.